Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0002141406
Registrant Name	Accelevation Holdings Corp.
Registration File Number	333-298715
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES